SHAREHOLDERS' EQUITY (Details 2)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Stockholders' Equity Note [Line Items]
Number of shares, Outstanding at beginning of year | shares	65,000
Number of shares, Forfeited | shares	(60,000)
Number of shares, Warrants outstanding at end of year | shares	5,000
Number of shares, Warrants exercisable at end of year | shares	2,500
Weighted average exercise price, Warrants Outstanding at beginning of year | $ / shares	$ 4.435
Weighted average exercise price, Forfeited | $ / shares	4.38
Weighted average exercise price, Warrants outstanding at end of year | $ / shares	5
Weighted average exercise price, Warrants exercisable at end of year | $ / shares	$ 5.00